Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 546,077	€ 531,700
Central bank funds purchased and securities sold under repurchase agreements	3,057	4,866
Securities loaned	259	3,359
Financial liabilities at fair value through profit or loss	399,943	410,409
Other short-term borrowings	5,218	14,158
Other liabilities	105,978	115,511
Provisions	2,622	2,711
Liabilities for current tax	502	286
Long-term debt	38,088	47,317
Trust preferred securities	2,013	3,168
Total liabilities before deferred tax liabilities	1,103,756	1,133,485
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	26,131	32,705
Central bank funds purchased and securities sold under repurchase agreements	58	1
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	4,505	5,271
Other short-term borrowings	0	0
Other liabilities	1,986	2,002
Provisions	0	0
Liabilities for current tax	149	658
Long-term debt	98,384	104,766
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	131,214	145,403
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements	3,115	4,867
Securities loaned	259	3,359
Financial liabilities at fair value through profit or loss	404,448	415,680
Other short-term borrowings	5,218	14,158
Other liabilities	107,964	117,513
Provisions	2,622	2,711
Liabilities for current tax	651	944
Long-term debt	136,473	152,083
Trust preferred securities	2,013	3,168
Total liabilities before deferred tax liabilities	1,234,970	1,278,887
Deferred tax liabilities	545	512
Total liabilities	€ 1,235,515	€ 1,279,400